Debt (Composition of Debt) (Details) - USD ($) $ in Thousands				3 Months Ended	12 Months Ended
	Aug. 05, 2014	Mar. 29, 2010	Mar. 07, 2003	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Long-term debt				$ 1,143,687	$ 1,286,263	$ 1,623,926
Less current portion				71,154	63,039	12,314
Long-term portion				1,072,533	1,223,224	1,611,612
8.125% Notes due 2018 [Member]
Long-term debt				115,804	115,450	$ 300,000
Debt instrument, unamortized discount and deferred costs				$ 3,160	$ 3,514
Debt instrument, interest rate, stated percentage		8.125%		8.125%	8.125%	8.125%
Debt instrument, maturity date		Mar. 30, 2018		Mar. 30, 2018
OBS Term Loan [Member]
Long-term debt				$ 498,535	$ 574,615	$ 576,570
Debt instrument, unamortized discount and deferred costs				$ 15,753	19,340
Debt instrument, maturity date	Aug. 05, 2019			Aug. 05, 2019
OIN Term Loan [Member]
Long-term debt				$ 528,666	595,222	601,356
Debt instrument, unamortized discount and deferred costs				$ 19,790	23,727
Debt instrument, maturity date	Aug. 05, 2019			Aug. 05, 2019
7.50% Election 2 Notes due 2021 [Member]
Long-term debt				$ 292	292	$ 138,708
Debt instrument, unamortized discount and deferred costs				$ 9	$ 9
Debt instrument, interest rate, stated percentage				7.50%	7.50%	7.50%
Debt instrument, maturity date				Feb. 15, 2021
7.50% Notes due 2024 [Member]
Long-term debt	$ 784			$ 390	$ 684	$ 784
Debt instrument, interest rate, stated percentage			7.50%	7.50%	7.50%	7.50%
Debt instrument, maturity date			Feb. 15, 2024	Feb. 15, 2024
7.50% Election 1 Notes due 2021 [Member]
Long-term debt						$ 6,508
Debt instrument, interest rate, stated percentage						7.50%
Notes, Term Loans and Election Notes [Member]
Debt, weighted average interest rate				5.84%	5.81%	6.21%
Parent Company [Member]
Long-term debt					$ 116,426	$ 446,000
Long-term portion					116,426	446,000
Parent Company [Member] | 8.125% Notes due 2018 [Member]
Long-term debt					$ 115,450	$ 300,000
Debt instrument, maturity date					Mar. 30, 2018	Mar. 30, 2018
Parent Company [Member] | 7.50% Election 2 Notes due 2021 [Member]
Long-term debt					$ 301	$ 138,708
Debt instrument, interest rate, stated percentage					7.50%	7.50%
Debt instrument, maturity date					Feb. 15, 2021	Feb. 15, 2021
Parent Company [Member] | 7.50% Notes due 2024 [Member]
Long-term debt					$ 675	$ 784
Debt instrument, interest rate, stated percentage					7.50%	7.50%
Debt instrument, maturity date					Feb. 15, 2024	Feb. 15, 2024
Parent Company [Member] | 7.50% Election 1 Notes due 2021 [Member]
Long-term debt						$ 6,508
Debt instrument, interest rate, stated percentage					7.50%	7.50%
Debt instrument, maturity date					Feb. 15, 2021	Feb. 15, 2021